Off-Balance Sheet Risk and Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Risks and Uncertainties [Abstract]
Off-Balance Sheet Risk and Concentrations

3. Off-Balance Sheet Risk and Concentrations

The Company is engaged in various trading, brokerage activities and capital raising with counterparties primarily including broker-dealers, banks, direct investment programs and other financial institutions. In the event counterparties do not fulfill their obligations, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty. It is the Company's policy to review, as necessary, the credit standing of each counterparty. As of March 31, 2014, the Company had 56% of the reimbursable expenses, investment banking fees, services fees and transfer agent fees receivable concentrated in four related party direct investment programs, and 84% of the total commissions and dealer manager fees receivable concentrated in two related party direct investment programs. As of December 31, 2013, the Company had 63% of the reimbursable expenses, investment banking fees, services fees and transfer agent fees receivable concentrated in one related party direct investment program, and 93% of the total commissions and dealer manager fees receivable concentrated in three related party direct investment programs.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company maintains its cash and temporary cash investments in bank deposit and other accounts, the balances of which, at times, may exceed federally insured limits. Exposure to credit risk is reduced by maintaining the Company's banking and brokerage relationships with high credit quality financial institutions.

RCS Advisory and Realty Capital Securities hold securities consisting of investments in a mutual fund managed by a related party that can potentially subject the Company to market risk. The amount of potential gain or loss depends on the fund's performance and overall market activity. RCS Advisory and Realty Capital Securities monitor the net asset value on a monthly basis to evaluate its positions, and, if applicable, may elect to sell all or a portion of the investments to limit the loss.

3. Off-Balance Sheet Risk and Concentrations

The Company is engaged in various trading, brokerage activities and capital raising with counterparties primarily including broker-dealers, banks, direct investment programs and other financial institutions. In the event counterparties do not fulfill their obligations, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparty. It is the Company's policy to review, as necessary, the credit standing of each counterparty. As of December 31, 2013, the Company had 63% of the reimbursable expenses, investment banking fees, services fees and transfer agent fees receivable concentrated in one related party direct investment program, and 93% of the total commissions and dealer manager fees receivable concentrated in three related party direct investment programs.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company maintains its cash and temporary cash investments in bank deposit and other accounts, the balances of which, at times, may exceed federally insured limits. Exposure to credit risk is reduced by maintaining the Company's banking and brokerage relationships with high credit quality financial institutions.

RCS Advisory and Realty Capital Securities hold securities consisting of investments in a mutual fund managed by a related party that can potentially subject the Company to market risk. The amount of potential gain or loss depends on the fund's performance and overall market activity. RCS Advisory and Realty Capital Securities monitor the net asset value on a monthly basis to evaluate its positions, and, if applicable, may elect to sell all or a portion of the investments to limit the loss.